Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN MUNICIPAL VALUE FUND, INC.
NUVEEN MUNICIPAL INCOME FUND, INC.

ANNUAL REPORT/OCTOBER 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.

Photographic image of Nuveen Research Department. Four people around a table working.
Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
  At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economically sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS

6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
14   Fund performance
15   Commonly used terms
17   Shareholder meeting report
18   Portfolio of investments
30   Statement of net assets
31   Statement of operations
32   Statement of changes in net assets
33   Notes to financial statements
42   Financial highlights
44   Report of independent auditors
45   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The start of 1995 brought with it a turnaround in the bond market, concluding one of the worst periods in recent bond market history. This rebound reflects a general consensus that inflation is under control following an unprecedented series of seven interest rate hikes by the Federal Reserve Board over a twelve-month period.

In early July, the Federal Reserve reacted to the slowing economy by making a much-anticipated move to ease short-term rates, the first such reduction in nearly three years. Further rate cuts remain a possibility, as the Fed keeps a close eye on the strength of the expanding economy and the outcome of Congressional efforts to balance the federal budget.

In the municipal bond market, prospects of another Fed easing helped municipals gain momentum toward year end, despite an exceptionally strong stock market and continued debate about potential tax reform legislation. Inflation for the year remained low, a benefit to bondholders.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put behind us 1994--a very volatile period in bond market history. This period serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of any short-term market volatility.
  Municipal bond funds continue to be an attractive way to invest for the long term, offering steady tax-free income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives, providing you with a solid source of current income, credit quality, and enhanced share price relative to the market as a whole.
  As of October 31, 1995, the current yield on share price was 6.46% for the Municipal Value Fund and 6.70% for the Municipal Income Fund. To match these yields, an investor in the 36% federal income tax bracket would have had to earn 10.09% and 10.47%, respectively, on taxable alternatives of comparable quality. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets.
  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over October 31, 1994, as well as substantial increases in share price. The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, were 11.51% for the Municipal Value Fund and 10.86% for the Municipal Income Fund, which translates to 15.34% and 14.80%, respectively, on a taxable-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers about changes that may affect quality.
  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs. Our educational reports--covering issues such as credit analyses, tax-free investment strategies, and tax reform proposals--are available to both you and your adviser to keep you current on market developments.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
December 15, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into value investing and the bond market recovery.

How has the recovery of the municipal bond market affected Nuveen funds?
In short, the market recovery has helped most Nuveen funds regain some of the share price they lost during 1994's market. To put this in perspective, the setback in the bond market last year--which goes on record as one of the most volatile periods in decades--was the first down-turn experienced by many Nuveen exchange-traded fund investors, and some reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased and most Nuveen funds have seen their prices rise.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Why do these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value--or the sum of assets and liabilities--of the fund, and the share price, which reflects the market's assessment of the fund.
  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes a while to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, or the legislative and tax outlook. The fact that gains in NAVs are currently outpacing the rate of change in share prices means that the market is lagging in recognizing the value currently offered by municipal bonds.
  Investors in the Nuveen national funds should be aware that the net asset values for these funds, as shown in this report, remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at prices lower than their underlying value--and at a time when the bond market is strong.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance. We emphasize securities that offer good intrinsic value but that are underpriced or undervalued by the market. Our value investing approach concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we have seen many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds, which offer a dedicated revenue stream--such as tollways or recycling plants, over general obligation bonds, which rely on the taxing power of a state or municipality. One example of revenue bonds that have performed exceptionally well for us recently are those issued for the Denver International Airport.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as the federal tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in current proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of tax reform. Yields on municipal bonds are currently at a level equal to 90% or more of Treasury bond yields, a historically high level. These yields are comparable to taxable yields in the 10% range, providing good value that is tough to match
  Once the tax issue is resolved, we're confident that municipal bonds-- because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems. And municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.

What is Nuveen's outlook as we head into 1996?
Inflation remains low and the economy seems to be expanding at a reasonable pace; and, while both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. While municipal supply is down from past years, demand from institutional investors such as insurance companies has been strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that may attract greater numbers of individual investors as well.

NUVEEN MUNICIPAL VALUE FUND, INC.
NUV
As older, higher coupon bonds were called and replaced with today's lower-yielding bonds, the Fund's dividend was adjusted to reflect reduced earnings. The Fund paid shareholders a capital gains distribution in December.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends    Supplemental Dividends      Capital Gains
11/94     $0.0550
12/94     $0.0550                                          $0.0288
1/95      $0.0550
2/95      $0.0550
3/95      $0.0550
4/95      $0.0550
5/95      $0.0550
6/95      $0.0550
7/95      $0.0525
8/95      $0.0525
9/95      $0.0525
10/95     $0.0525
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.46%
Taxable-equivalent yield                                 10.09%
Annual total return on NAV                               11.51%
Taxable-equivalent total return                          15.34%
Federal tax rate                                         36.00%
Share price                                              $9.75
NAV                                                     $10.29
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN MUNICIPAL INCOME FUND, INC.
NMI
As older, higher coupon bonds were called and replaced with today's lower-yielding bonds, the Fund's dividend was adjusted to reflect reduced earnings.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends      Supplemental Dividends    Capital Gains
11/94     $0.0665
12/94     $0.0665
1/95      $0.0665
2/95      $0.0665
3/95      $0.0665
4/95      $0.0665
5/95      $0.0665
6/95      $0.0635
7/95      $0.0635
8/95      $0.0635
9/95      $0.0635
10/95     $0.0635
FUND HIGHLIGHTS 10/31/95
Yield                                                     6.70%
Taxable-equivalent yield                                 10.47%
Annual total return on NAV                               10.86%
Taxable-equivalent total return                          14.80%
Federal tax rate                                         36.00%
Share price                                             $11.375
NAV                                                     $11.97
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, October 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36.0% for shareholders, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, divided by the total number of shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Each Fund intends to repurchase shares of its own stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 1995. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

SHAREHOLDER MEETING REPORT
On July 26, 1995, Nuveen Exchange-Traded Funds held an Annual Meeting of
Shareholders. At the meeting, shareholders voted to elect directors of the
Funds and to ratify selection of the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Peter R. Sawers, and
Timothy R. Schwertfeger.
                                                                          NUV            NMI
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                                                164,724,070     6,699,082
   Abstain                                                              1,915,355        75,030
                                                                      -----------     ---------
     Total                                                            166,639,425     6,774,112
                                                                      ===========     =========
Peter R. Sawers
   For                                                                164,848,533     6,700,105
   Abstain                                                              1,790,892        74,007
                                                                      -----------     ---------
     Total                                                            166,639,425     6,774,112
                                                                      ===========     =========
Timothy R. Schwertfeger
   For                                                                164,993,632     6,703,309
   Abstain                                                              1,645,793        70,803
                                                                      -----------     ---------
     Total                                                            166,639,425     6,774,112
                                                                      ===========     =========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                                                163,757,853     6,662,657
   Against                                                                675,367        21,062
   Abstain                                                              2,206,205        90,393
                                                                      -----------     ---------
     Total                                                            166,639,425     6,774,112
                                                                      ===========     =========

PORTFOLIO OF INVESTMENTS
NUVEEN MUNICIPAL VALUE FUND, INC. (NUV)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 0.7%
 $   10,000,000     Birmingham Waterworks and Sewer Board,
                         5.500%, 1/01/20                                                 1/04 at 102             Aa $    9,719,300
      4,000,000     Medical Clinic Board of Jasper (Walker Regional Medical
                         Center), 6.375%, 7/01/18                                        7/02 at 102           Baa1      3,804,440
                    ARIZONA - 0.9%
     10,400,000     Scottsdale Industrial Development Authority (Scottsdale
                         Memorial Hospital), 8.500%, 9/01/17                             9/97 at 102            Aaa     11,340,992
      5,735,000     Yuma Regional Medical Center, 8.000%, 8/01/17                    8/02 at 101 1/2             A-      6,470,284
                    CALIFORNIA - 4.6%
                    California Department of Water Resources (Central
                         Valley Project):
      9,000,000          5.750%, 12/01/19                                            6/03 at 101 1/2             Aa      8,912,700
     16,500,000          4.750%, 12/01/24                                               12/03 at 101             Aa     13,986,720
     14,500,000     California Pollution Control Financing Authority (Pacific
                         Gas and Electric Company), Alternative Minimum Tax,
                         8.875%, 1/01/10                                                12/97 at 102             A2     15,944,345
     16,350,000     California Public Works Board (Regents of the University
                         of California), 5.500%, 6/01/21                                 6/03 at 102        Con(A1)     15,176,234
      2,500,000     California Statewide Communities Development
                         Corporation (Pacific Homes), Certificates of
                         Participation, 6.000%, 4/01/17                                  4/03 at 102              A      2,445,350
      5,000,000     California Statewide Communities Development
                         Authority (St. Joseph Health System), 5.500%, 7/01/14           7/03 at 102             Aa      4,739,900
                    Foothill/Eastern Transportation Corridor Agency:
     30,000,000          0.000%, 1/01/22                                                No Opt. Call           BBB-      5,058,600
     10,000,000          6.000%, 1/01/34                                                 1/05 at 102           BBB-      9,464,300
     17,970,000     Los Angeles County Public Works Finance Authority,
                         4.750%, 12/01/13                                               12/03 at 102            Aaa     16,028,342
                    COLORADO - 9.0%
     19,185,000     Colorado Health Facilities Authority (Sisters of Charity
                         Health Care System), 5.250%, 5/15/14                            5/04 at 102             Aa     17,841,091
     12,500,000     Arvada Urban Renewal Authority, 8.750%, 3/01/06                      3/97 at 101              B     11,875,000
                    Denver City and County Airport System, Alternative
                         Minimum Tax:
      3,680,000          7.000%, 11/15/03                                               11/02 at 102            Baa      3,999,792
      9,150,000          8.250%, 11/15/12                                               11/00 at 102            Baa     10,316,351
      5,600,000          6.750%, 11/15/13                                               11/02 at 102            Baa      5,692,456
      7,500,000          7.750%, 11/15/21                                               11/01 at 102            Baa      8,263,425
     31,025,000          6.750%, 11/15/22                                               11/02 at 102            Baa     31,347,350
     13,000,000          8.750%, 11/15/23                                               11/01 at 102            Baa     15,241,330
     31,240,000          8.500%, 11/15/23                                               11/00 at 102            Baa     35,604,853
     10,415,000          7.250%, 11/15/23                                               11/02 at 102            Baa     11,070,208
     29,205,000          7.000%, 11/15/25                                               11/01 at 100            Baa     29,698,272
                    FLORIDA - 3.6%
      3,765,000     Florida Community Services Corporation of Walton
                         County, 9.000%, 3/01/18 (Pre-refunded to 3/01/98)               3/98 at 103            N/R      4,267,552
      7,000,000     Dade County Health Facilities Authority (Mt. Sinai
                         Medical Center), 8.400%, 12/01/17 (Pre-refunded
                         to 12/01/97)                                                   12/97 at 102            Aaa      7,750,260
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    FLORIDA (CONTINUED)
                    Escambia County Health Facilities Authority (Baptist
                         Hospital):
 $    3,975,000          8.600%, 10/01/02                                               10/98 at 102           BBB+ $    4,447,071
     10,000,000          8.700%, 10/01/14                                               10/98 at 102           BBB+     11,214,500
      5,000,000     Orlando Utilities Commission, 5.500%, 10/01/27                      10/02 at 100             Aa      4,786,300
                    Palm Beach County Health Facility Authority (JFK
                         Medical Center):
     14,925,000          8.875%, 12/01/18 (Pre-refunded to 12/01/98)                    12/98 at 102            BBB     17,098,677
     10,785,000          8.875%, 12/01/18                                               12/98 at 102            BBB     12,110,369
      8,510,000     Santa Rosa County Health Facilities Authority (Gulf
                         Breeze Hospital), 8.700%, 10/01/14 (Pre-refunded to
                         10/01/98)                                                      10/98 at 102            AAA      9,730,334
                    GEORGIA - 1.4%
     19,070,000     Georgia Municipal Electric Authority, 7.750%, 1/01/18
                         (Pre-refunded to 1/01/97)                                       1/97 at 102            Aaa     20,292,959
      7,000,000     Burke County Development Authority, Pollution Control
                         (Georgia Power Company), 8.000%, 10/01/16                      10/96 at 102             A2      7,339,290
                    ILLINOIS - 7.2%
      6,205,000     Illinois Development Finance Authority Industrial
                         Development (Plano Molding Co.), Alternative
                         Minimum Tax, 7.750%, 6/01/12                                    6/02 at 102            N/R      6,424,099
      3,000,000     Illinois Development Finance Authority, Pollution
                         Control (Commonwealth Edison Company),
                         5.850%, 1/15/14                                                No Opt. Call           Baa2      2,820,660
     11,000,000     Illinois Educational Facilities Authority (Chicago
                         College of Osteopathic Medicine), 8.500%, 7/01/08
                         (Pre-refunded to 7/01/98)                                       7/98 at 102           BBB+     12,369,940
                    Illinois Health Facilities Authority (Hinsdale Hospital):
      2,455,000          9.500%, 11/15/19 (Pre-refunded to 11/15/00)                    11/00 at 102            BBB      3,038,946
      1,380,000          9.500%, 11/15/19                                               11/00 at 102            BBB      1,624,964
      5,500,000     Illinois Health Facilities Authority (South Suburban
                         Hospital), 7.000%, 2/15/18                                      2/02 at 102              A      5,759,380
      7,000,000     Illinois Health Facilities Authority (Swedish American
                         Hospital), 5.375%, 11/15/23                                    11/03 at 102            Aaa      6,512,450
     14,000,000     Illinois Health Facilities Authority (Illinois Masonic
                         Medical Center), 5.500%, 10/01/19                              10/03 at 102              A     12,592,860
     12,800,000     Illinois Health Facilities Authority (Rush-Presbyterian-
                         St. Luke's Medical Center), 5.250%, 11/15/20                   11/03 at 102            Aaa     11,741,696
     15,000,000     Illinois Sales Tax, 5.500%, 6/15/20                                  6/02 at 101            AAA     14,309,100
      5,000,000     Chicago General Obligation, 6.250%, 1/01/12                          1/02 at 102            Aaa      5,175,450
      1,125,000     Chicago Metropolitan Water Reclamation District,
                         General Obligation, 7.000%, 1/01/11                            No Opt. Call             Aa      1,298,858
     12,535,000     Chicago O'Hare International Airport, Alternative
                         Minimum Tax, 8.000%, 1/01/08                                    1/97 at 102             A1     13,283,590
     17,500,000     Chicago Public Building Commission (Board of
                         Education), 5.750%, 12/01/18                                   12/03 at 102            Aaa     17,289,825
                    Chicago Tax Increment (Stockyards Industrial
                         Redevelopment):
      9,860,000          9.000%, 1/01/11                                                 1/01 at 102            N/R     11,273,037
      5,200,000          9.250%, 1/01/14                                                No Opt. Call            N/R      5,664,672
     10,000,000     Regional Transportation Authority, 6.250%, 6/01/24                   6/04 at 102            Aaa     10,323,700
      1,845,000     Tri-City Regional Port District, Alternative Minimum
                         Tax, 9.650%, 7/01/07                                            7/98 at 102            N/R      2,090,071
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    INDIANA - 2.5%
 $    5,000,000     Indiana Office Building Commission, 8.750%, 7/01/12
                         (Pre-refunded to 7/01/97)                                       7/97 at 102            Aaa $    5,475,150
      4,500,000     Indianapolis Airport Authority (Federal Express
                         Corporation), Alternative Minimum Tax,
                         7.100%, 1/15/17                                                 7/04 at 102           Baa2      4,783,905
                    Penn-Harris-Madison School Corporation, Certificates
                         of Participation:
     10,570,000          7.900%, 6/15/03 (Pre-refunded to 6/15/97)                       6/97 at 102            AAA     11,420,991
     15,755,000          8.400%, 6/15/08 (Pre-refunded to 6/15/97)                       6/97 at 102            AAA     17,140,810
                    South Bend Multi-Family Housing, Alternative
                         Minimum Tax:
        500,000          7.750%, 12/15/18                                               12/03 at 100            N/R        479,250
         96,915          4.000%, 12/15/18                                               12/03 at 100            N/R         55,334
                    South Bend Multi-Family Housing:
      9,155,000          7.500%, 12/15/18                                               12/03 at 100            N/R      8,767,377
      3,168,570          3.850%, 12/15/18                                               12/03 at 100            N/R      1,814,513
                    IOWA - 0.6%
    122,390,000     Iowa Housing Finance Authority, 0.000%, 9/01/16                     No Opt. Call            Aaa     11,890,189
                    KANSAS - 0.3%
      6,650,000     Newton Healthcare Corporation, 7.750%, 11/15/24                     11/04 at 102           BBB-      6,878,893
                    KENTUCKY - 1.8%
     22,390,000     Kentucky Development Finance Authority (Good
                         Samaritan Hospital), 10.250%, 12/01/11 (Pre-refunded
                         to 12/01/95)                                                   12/95 at 102            N/R     22,952,661
     12,500,000     Carroll County Pollution Control (Kentucky Utilities
                         Company), 7.450%, 9/15/16                                       9/02 at 102            Aa2     14,142,625
                    LOUISIANA - 1.4%
     22,865,000     Louisiana Public Facilities Authority (Southern Baptist
                         Hospital), 8.000%, 5/15/12                                     No Opt. Call            AAA     27,320,245
                    MAINE - 0.6%
     11,865,000     Maine State Housing Authority, 5.550%, 11/15/14                      2/04 at 102            AA-     11,199,374
                    MASSACHUSETTS - 7.2%
     11,595,000     Massachusetts Housing Finance Agency (GNMA),
                         9.125%, 12/01/20                                               12/95 at 102            Aaa     11,883,600
                    Massachusetts Housing Finance Agency, Multi-Family
                         Residential Housing, Alternative Minimum Tax:
      6,000,000          8.750%, 8/01/08                                                 2/98 at 102             A+      6,440,040
     28,070,000          8.800%, 8/01/21                                                 2/98 at 102             A+     30,280,793
                    Massachusetts Housing Finance Authority, Insured Rental
                         Housing, Alternative Minimum Tax:
      7,000,000          6.650%, 7/01/19                                                 7/04 at 102            Aaa      7,253,470
      6,050,000          6.750%, 7/01/28                                                 7/04 at 102            Aaa      6,267,982
      5,000,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (Semass Project), 9.000%, 7/01/15                      7/01 at 103            N/R      5,482,900
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MASSACHUSETTS (CONTINUED)
                    Massachusetts Municipal Wholesale Electric Company:
 $   28,900,000          8.750%, 7/01/18 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa $   31,646,367
      1,700,000          8.750%, 7/01/18                                                 7/97 at 102              A      2,012,164
                    Massachusetts Water Resources Authority:
     24,405,000          6.000%, 4/01/20                                                 4/00 at 100              A     24,426,965
     20,185,000          5.500%, 7/15/22                                                 7/02 at 100              A     19,169,089
                    MICHIGAN - 4.4%
     15,750,000     Michigan Housing Development Authority,
                         6.150%, 10/01/15                                                6/05 at 102            Aaa     16,036,335
     19,235,000     Michigan Public Power Agency, 7.000%, 1/01/18
                         (Pre-refunded to 1/01/96)                                       1/96 at 101            AAA     19,529,488
      2,050,000     Michigan State Hospital Finance Authority (St. John
                         Hospital), 9.200%, 12/01/10 (Pre-refunded to 12/01/95)         12/95 at 102            N/R      2,099,836
      7,000,000     Michigan State Hospital Finance Authority (Detroit
                         Medical Center), 7.500%, 8/15/11                                8/01 at 102              A      7,666,890
      6,100,000     Michigan State University, 5.500%, 8/15/22                           8/02 at 100            AA-      5,784,752
     25,000,000     Michigan Strategic Fund (Detroit Edison Company),
                         Pollution Control, 6.400%, 9/01/25                              9/05 at 102            Aaa     26,522,000
      3,790,000     Adrian Hospital Finance Authority (Emma L. Bixby
                         Medical Center), 8.500%, 7/01/09                                7/00 at 102            N/R      4,139,892
      6,000,000     Dearborn Economic Development Corporation
                         (Oakwood Obligated Group), 5.250%, 8/15/21                      8/04 at 102            Aaa      5,572,080
                    MINNESOTA - 0.4%
      2,000,000     Duluth Hospital (St. Luke's Hospital), 9.000%, 5/01/18
                         (Pre-refunded to 5/01/98)                                       5/98 at 102            AAA      2,265,740
      6,000,000     St. Paul Housing and Redevelopment Authority
                         (HealthEast), 9.750%, 11/01/17                                 11/97 at 102            Baa      6,648,420
                    MONTANA - 0.4%
      6,360,000     Billings Tax Increment, Urban Renewal, 9.375%, 3/01/08
                         (Pre-refunded to 3/01/98)                                       3/98 at 100            Aaa      7,098,841
                    NEVADA - 1.0%
     15,000,000     Clark County General Obligation, 6.550%, 6/01/12                     6/02 at 102            Aaa     16,090,650
      4,000,000     Clark County Airport System, Alternative Minimum
                         Tax, 8.250%, 7/01/15                                            7/98 at 102              A      4,432,400
                    NEW HAMPSHIRE - 1.4%
     24,625,000     New Hampshire Business Finance Authority, Pollution
                         Control (United Illuminating Company),
                         5.875%, 10/01/33                                               10/03 at 102           Baa3     22,433,129
      5,070,000     New Hampshire Industrial Development Authority
                         (United Illuminating Company), Alternative Minimum
                         Tax, 8.000%, 12/01/14                                          12/99 at 103           Baa3      5,380,791
                    NEW YORK - 1.0%
      1,250,000     Metropolitan Transportation Authority, Commuter
                         Facilities, Service Contract, 7.500%, 7/01/16
                         (Pre-refunded to 7/01/00)                                       7/00 at 102            Aaa      1,438,475
      5,000,000     New York City General Obligation, 5.750%, 8/15/10                    8/03 at 102           Baa1      4,823,500
     11,780,000     New York City Municipal Water Finance Authority,
                         Water and Sewer System, 9.000%, 6/15/17
                         (Pre-refunded to 6/15/97)                                       6/97 at 102            Aaa     12,933,969
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NORTH CAROLINA - 7.6%
                    North Carolina Eastern Municipal Power Agency:
 $   23,610,000          7.750%, 1/01/15 (Pre-refunded to 1/01/96)                       1/96 at 103            Aaa $   24,472,001
     20,730,000          7.500%, 1/01/15 (Pre-refunded to 1/01/97)                       1/97 at 102            Aaa     22,017,540
     39,365,000          7.250%, 1/01/21                                                 1/97 at 102              A     40,648,299
                    North Carolina Municipal Power Agency No. 1 (Catawba):
     10,900,000          5.750%, 1/01/15                                                 1/03 at 100              A     10,417,893
     26,815,000          8.500%, 1/01/17 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa     27,559,116
     13,895,000          7.000%, 1/01/18 (Pre-refunded to 1/01/96)                       1/96 at 101            Aaa     14,108,983
      1,105,000          7.000%, 1/01/18                                                 1/96 at 101              A      1,119,045
      8,405,000          6.000%, 1/01/20                                                 1/96 at 100              A      8,200,170
      6,100,000     Charlotte Convention Facility, Certificates of
                         Participation, 5.250%, 12/01/20                                12/03 at 102            Aaa      5,770,661
                    OHIO - 2.1%
     10,000,000     Ohio State Public Facilities Commission (Higher
                         Education Facilities), 8.250%, 6/01/99 (Pre-refunded
                         to 6/01/96)                                                     6/96 at 102             A1     10,451,100
     11,825,000     Cleveland Public Power System, First Mortgage,
                         8.375%, 8/01/17 (Pre-refunded to 8/01/97)                       8/97 at 102            Aaa     12,912,782
                    Kensington Housing Development Corporation,
                         Alternative Minimum Tax:
      1,740,000          8.000%, 12/20/08                                               12/98 at 103            AAA      1,904,952
      6,365,000          8.125%, 12/20/31                                               12/98 at 103            AAA      6,837,920
      8,915,000     Trumbull County (St. Joseph Riverside Hospital),
                         7.750%, 11/01/13 (Pre-refunded to 11/01/97)                    11/97 at 102            AAA      9,721,629
                    OKLAHOMA - 0.7%
     10,350,000     Comanche County Hospital Authority, 9.000%, 7/01/21
                         (Pre-refunded to 1/01/00)                                       1/00 at 102            AAA     12,373,115
      2,350,000     Midwest City Memorial Hospital Authority,
                         7.375%, 4/01/22                                                 4/02 at 102           BBB+      2,420,171
                    PENNSYLVANIA - 2.0%
      5,000,000     Pennsylvania Convention Center Authority,
                         6.750%, 9/01/19                                                 9/04 at 102            Baa      5,248,300
     18,850,000     Pennsylvania Intergovernmental Cooperative Authority
                         (Philadelphia Funding Program), 5.000%, 6/15/22                 6/03 at 100            Aaa     16,921,834
                    Greater Johnstown Water Authority:
      2,000,000          8.800%, 1/01/08 (Pre-refunded to 1/01/98)                       1/98 at 100           BBB-      2,192,800
      2,500,000          8.750%, 1/01/12 (Pre-refunded to 1/01/98)                       1/98 at 100           BBB-      2,738,550
     13,850,000     Philadelphia Water and Wastewater System,
                         5.500%, 6/15/14                                                 6/03 at 102            Aaa     13,356,802
                    SOUTH CAROLINA - 3.2%
                    Piedmont Municipal Power Agency:
     51,930,000          7.250%, 1/01/22                                                 1/96 at 102              A     53,141,527
     13,000,000          5.000%, 1/01/25                                                 1/96 at 100              A     10,960,300
                    TEXAS - 13.0%
     25,710,000     Texas Municipal Power Agency, 8.000%, 9/01/12
                         (Pre-refunded to 9/01/96)                                       9/96 at 102            AAA     27,101,425
                    Austin Combined Utility System:
     24,265,000          12.500%, 11/15/07                                              No Opt. Call            Aaa     40,133,339
     13,670,000          6.000%, 5/15/15                                                 5/96 at 100              A     13,689,957
     12,525,000          8.000%, 11/15/16 (Pre-refunded to 5/15/01)                      5/01 at 100            Aaa     14,699,591
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEXAS (CONTINUED)
 $    1,660,000     Bexar County Housing Finance Corporation,
                         10.875%, 3/01/10                                                3/96 at 102              A $    1,709,816
     10,105,000     Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), Alternative Minimum Tax,
                         9.250%, 3/01/18                                                 3/98 at 102           Baa1     11,285,264
      4,000,000     Brazos River Authority (Houston Light and Power
                         Company), 8.250%, 5/01/19                                       5/98 at 102             A3      4,400,520
      6,670,000     Corpus Christi Housing Finance Corporation, Single
                         Family Mortgage, 7.700%, 7/01/11                                7/01 at 103            Aaa      7,256,893
                    Harris County Toll Road:
      2,210,000          8.625%, 8/15/07 (Pre-refunded to 8/15/97)                       8/97 at 103            AAA      2,446,271
     13,785,000          8.700%, 8/15/17 (Pre-refunded to 8/15/97)                       8/97 at 103            AAA     15,275,434
      6,550,000          7.400%, 8/15/17 (Pre-refunded to 2/15/97)                       2/97 at 103            AAA      7,023,565
                    Harris County Toll Road, Senior Lien:
      2,800,000          8.625%, 8/15/07 (Pre-refunded to 8/15/97)                       8/97 at 103            AAA      3,099,348
      3,500,000          8.700%, 8/15/17 (Pre-refunded to 8/15/97)                       8/97 at 103            AAA      3,878,420
     28,845,000     Houston Sewer System, 8.125%, 12/01/17 (Pre-refunded
                         to 12/01/97)                                                   12/97 at 102            Aaa     31,745,076
      5,025,000     Houston Water System, 8.200%, 12/01/16
                         (Pre-refunded to 12/01/96)                                     12/96 at 102            AAA      5,356,499
     16,410,000     Nueces County Hospital District, 9.000%, 7/01/16
                         (Pre-refunded to 7/01/96)                                   7/96 at 102 1/2            BBB     17,343,565
      5,000,000     San Antonio Electric and Gas System, 5.000%, 2/01/16                 2/01 at 100            Aa1      4,590,700
     26,785,000     Southeast Texas Housing Finance Corporation,
                         0.000%, 11/01/14                                               No Opt. Call           BBB-      3,597,760
                    Texarkana Health Facilities Development Corporation
                         (Wadley Regional Medical Center):
      4,110,000          8.400%, 10/01/03                                               10/97 at 102             A-      4,440,032
     16,030,000          8.500%, 10/01/12                                               10/97 at 102             A-     17,309,353
      9,200,000     Travis County Health Facilities Development Corporation
                         (St. David's Community Hospital), 8.375%, 11/01/17             11/97 at 102            Aaa     10,068,020
                    Weslaco Health Facilities Development Corporation
                         (Knapp Medical Center):
      4,735,000          10.300%, 6/01/08 (Pre-refunded to 6/01/98)                      6/98 at 101            AAA      5,410,874
      3,350,000          10.375%, 6/01/16 (Pre-refunded to 6/01/98)                      6/98 at 101            AAA      3,883,990
      5,750,000          5.375%, 6/01/23                                                 1/04 at 102            AAA      5,411,613
                    UTAH - 9.0%
                    Intermountain Power Agency:
     45,015,000          7.875%, 7/01/14                                                 7/96 at 102             Aa     47,019,518
      2,500,000          5.250%, 7/01/14                                                No Opt. Call             Aa      2,378,450
     20,805,000          6.000%, 7/01/15                                                 7/96 at 100             Aa     20,818,315
      8,695,000          7.500%, 7/01/16                                                 7/96 at 102             Aa      9,058,103
     22,755,000          7.750%, 7/01/17 (Pre-refunded to 7/01/96)                       7/96 at 102            Aaa     23,795,586
     10,000,000          5.250%, 7/01/17                                                 7/03 at 102             Aa      9,366,600
     12,140,000          7.200%, 7/01/19                                                 7/97 at 102             Aa     12,817,533
      5,405,000          5.750%, 7/01/20                                                 7/96 at 100             Aa      5,323,979
     10,500,000          5.500%, 7/01/20                                                 7/03 at 102             Aa      9,989,490
      5,500,000          8.625%, 7/01/21                                                 7/97 at 102             Aa      5,951,275
     10,000,000          6.000%, 7/01/21                                                 1/96 at 100             Aa      9,999,100
      9,250,000          6.000%, 7/01/23                                                 7/99 at 100             Aa      9,274,698
     20,000,000          5.000%, 7/01/23                                                 7/03 at 100             Aa     17,619,800
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    VIRGINIA - 0.4%
 $    2,000,000     Virginia Housing Development Authority,
                         9.450%, 11/01/12                                                1/98 at 102             AA $    2,161,240
      6,120,000     Virginia Transportation Board, 6.000%, 5/15/19                       5/98 at 102             Aa      6,187,320
                    WASHINGTON - 5.7%
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
      1,075,000          14.375%, 7/01/01                                               No Opt. Call            Aaa      1,571,489
        900,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      1,016,774
      1,675,000          15.000%, 7/01/17 (Pre-refunded to 7/01/96)                      7/96 at 103            Aaa      1,845,850
      9,200,000          5.700%, 7/01/17                                                 7/03 at 102            Aaa      9,003,304
                    Washington Public Power Supply System Nuclear
                         Project No. 2:
      6,500,000          5.375%, 7/01/10                                                 7/04 at 102             Aa      6,263,204
     11,390,000          5.750%, 7/01/12                                                 7/03 at 102             Aa     11,015,839
      6,000,000          5.700%, 7/01/12                                                 1/96 at 101             Aa      5,943,480
                    Washington Public Power Supply System, Nuclear
                         Project No. 3:
     11,510,000          5.625%, 7/01/12                                                 7/03 at 102             Aa     11,075,728
     20,000,000          5.400%, 7/01/12                                                 7/03 at 102             Aa     18,428,600
      2,000,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      2,259,500
      5,000,000          5.375%, 7/01/15                                                 7/03 at 102             Aa      4,644,300
      8,000,000          5.600%, 7/01/17                                                 7/03 at 102            Aaa      7,846,880
     20,975,000          6.500%, 7/01/18                                                 7/01 at 102             Aa     21,422,606
                    Tacoma Department of Public Utilities Light Division:
      6,035,000          9.375%, 1/01/15 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa      6,210,135
      4,830,000          9.375%, 1/01/15 (Pre-refunded to 1/01/96)                       1/96 at 102             A+      4,969,925
                    WISCONSIN - 1.7%
     16,875,000     Wisconsin Health and Educational Facilities Authority
                         (Sisters of the Sorrowful Mother Ministry),
                         5.500%, 8/15/19                                                 8/03 at 102            Aaa     16,047,111
     20,085,000     Wisconsin Public Power Supply System,
                         5.250%, 7/01/21                                                 7/03 at 102            Aaa     18,782,688
                    WYOMING - 0.1%
      1,500,000     Green River-Rock Springs, Joint Water Board,
                         8.500%, 12/01/07                                                6/98 at 101            Baa      1,660,590
 $2,014,735,485     Total Investments - (cost $1,775,255,208) - 95.9%                                                1,925,175,945
 ==============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.2%
 $    3,500,000     Gulf Coast Waste Disposal Authority, Pollution Control
 ==============
                         (Amoco Oil Company Project), Series 1992, Variable
                         Rate Demand Bonds, 3.900%, 10/01/17t                                                VMIG-1      3,500,000
                    Other Assets Less Liabilities - 3.9%                                                                77,774,367
                    Net Assets - 100%                                                                               $2,006,450,312
                                                                                                                    ==============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          66         $  807,408,500            42%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          32            343,761,498            18
PORTFOLIO OF                                    A+                            A1           6             80,601,682             4
INVESTMENTS                                  A, A-                     A, A2, A3          22            274,295,929            14
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          34            331,722,142            17
TEMPORARY                                B+, B, B-                 B1, B, B2, B3           1             11,875,000             1
INVESTMENTS):                            Non-rated                     Non-rated          13             75,511,194             4
TOTAL                                                                                    174         $1,925,175,945           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN MUNICIPAL INCOME FUND, INC. (NMI)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    CALIFORNIA - 2.2%
    $ 1,150,000     Foothill/Eastern Transportation Corridor Agency,
                         6.000%, 1/01/34                                                 1/05 at 102           BBB-    $ 1,088,395
      1,000,000     Pomona Public Financing Authority (Southwest Pomona
                         Redevelopment Project), 5.500%, 2/01/08                         2/04 at 102           BBB+        944,940
                    COLORADO - 5.2%
                    City and County of Denver Airport System, Alternative
                         Minimum Tax:
      1,065,000          8.750%, 11/15/23                                               11/01 at 102            Baa      1,248,617
      1,305,000          8.500%, 11/15/23                                               11/00 at 102            Baa      1,487,335
      2,000,000          7.250%, 11/15/23                                               11/02 at 102            Baa      2,125,820
                    CONNECTICUT - 1.2%
      1,000,000     Willimantic Housing Authority (Village Heights
                         Apartments), 8.000%, 10/20/30                                  10/05 at 105            AAA      1,147,290
                    DISTRICT OF COLUMBIA - 2.0%
      1,715,000     District of Columbia Housing Finance Agency, Single
                         Family Mortgage, Alternative Minimum Tax,
                         8.375%, 6/01/19                                                 6/98 at 102            AAA      1,837,451
                    FLORIDA - 9.4%
      1,000,000     Florida Community Services Corporation, Suburban
                         Utilities, 8.625%, 10/01/03 (Pre-refunded to 10/01/98)         10/98 at 102            N/R      1,138,210
        975,000     Florida Housing Finance Agency, Alternative Minimum
                         Tax, 8.300%, 6/01/20                                           12/98 at 103            Aaa      1,044,986
      1,750,000     Dade County Industrial Development Authority (Miami
                         Cerebral Palsy Residential Services), 8.000%, 6/01/22           6/05 at 102            N/R      1,784,983
      1,065,000     Gateway Centre Development District, Special
                         Assessment, 9.125%, 1/01/09                                     1/98 at 103            N/R      1,127,420
      3,160,000     Greater Orlando Aviation Authority, Alternative
                         Minimum Tax, 8.375%, 10/01/16                                  10/98 at 102             A1      3,533,133
                    GEORGIA - 2.8%
      2,350,000     Burke County Development Authority (Georgia Power
                         Company), Alternative Minimum Tax,
                         9.375%, 12/01/17                                               12/97 at 102             A1      2,607,114
                    ILLINOIS - 9.0%
                    Illinois Health Facilities Authority (Hinsdale Hospital):
      1,010,000          9.500%, 11/15/19 (Pre-refunded to 11/15/00)                    11/00 at 102            BBB      1,250,239
        560,000          9.500%, 11/15/19                                               11/00 at 102            BBB        659,406
      1,300,000     Illinois Health Facilities Authority (Northern Illinois
                         Medical Center), 6.000%, 9/01/19                                9/03 at 102             A-      1,236,716
      2,000,000     Illinois Health Facilities Authority (Illinois Masonic
                         Medical Center), 5.500%, 10/01/19                              10/03 at 102              A      1,798,980
      3,000,000     Illinois Health Facilities Authority (Friendship Village
                         of Schaumburg), 9.000%, 12/01/08 (Pre-refunded
                         to 12/01/98)                                                   12/98 at 102            AAA      3,447,060
                    INDIANA - 1.9%
      1,750,000     Indiana Bond Bank, 6.000%, 2/01/16                                   2/04 at 102              A      1,727,618
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    KENTUCKY - 3.7%
    $ 1,235,000     Kenton County Airport Board (Greater Cincinnati
                         International Airport), Alternative Minimum Tax,
                         8.250%, 3/01/15                                                 3/98 at 102              A    $ 1,358,204
      1,915,000     Muhlenberg County Hospital (Muhlenberg Community
                         Hospital), 9.500%, 8/01/10                                      8/98 at 102            N/R      2,102,536
                    LOUISIANA - 4.1%
                    Louisiana Public Facilities Authority (Comm-Care
                         Corporation):
        950,000          11.000%, 2/01/04                                               No Opt. Call            BBB      1,182,864
      2,000,000          11.000%, 2/01/14                                               No Opt. Call            BBB      2,664,880
                    MARYLAND - 2.3%
      2,000,000     Anne Arundel County, Multi-Family Housing (Twin
                         Coves Project), Alternative Minimum Tax,
                         7.450%, 12/01/24 (Mandatory put 12/01/03)                      No Opt. Call           BBB+      2,108,860
                    MASSACHUSETTS - 4.0%
      3,000,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (SEMASS Project), 9.000%, 7/01/15                      7/01 at 103            N/R      3,289,740
        400,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (SEMASS Project), Alternative Minimum
                         Tax, 9.250%, 7/01/15                                            7/01 at 103            N/R        440,648
                    NEW HAMPSHIRE - 2.9%
      3,000,000     New Hampshire Business Finance Authority, Pollution
                         Control (United Illuminating Company),
                         5.875%, 10/01/33                                               10/03 at 102           Baa3      2,732,970
                    NEW MEXICO - 2.9%
      2,545,000     Belen Nursing Home (Belen Health Care Ltd.),
                         10.250%, 10/01/13                                              10/98 at 103            N/R      2,669,171
                    NEW YORK - 7.8%
      3,000,000     New York State Medical Care Facilities Finance Agency,
                         FHA-Insured Mortgage (Catholic Medical Center),
                         8.300%, 2/15/22 (Pre-refunded to 2/15/98)                       2/98 at 102            AAA      3,335,760
      2,500,000     New York State Medical Care Facilities Finance Agency
                         (Brookdale Hospital Medical Center), 6.800%, 8/15/12            2/05 at 102            Baa      2,605,750
      1,250,000     New York City General Obligation, 6.625%, 2/15/25                    2/05 at 101           Baa1      1,283,838
                    NORTH CAROLINA - 2.1%
      1,775,000     North Carolina Eastern Municipal Power Agency,
                         8.000%, 1/01/21 (Pre-refunded to 1/01/98)                       1/98 at 102            Aaa      1,957,310
                    OHIO - 2.1%
                    Franklin County, Hospital Facilities (Ohio Presbyterian
                         Retirement Services):
      1,000,000          8.750%, 7/01/21                                                 7/01 at 103            N/R      1,063,380
      1,000,000          6.500%, 7/01/23                                                 7/03 at 102            N/R        926,500
                    OKLAHOMA - 6.1%
      1,500,000     Oklahoma County Industrial Authority (Oklahoma
                         Blood Institute), 9.000%, 7/01/03                               1/96 at 102            N/R      1,537,410
      3,585,000     Comanche County Hospital Authority, 8.050%, 7/01/16
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            AAA      4,107,728
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    OREGON - 1.0%
    $ 1,000,000     Springfield Hospital Facility Authority (McKenzie-
                         Willamette Hospital), 6.375%, 8/01/08                           8/04 at 100            Ba1    $   964,010
                    PENNSYLVANIA - 3.8%
      1,000,000     Pennsylvania Convention Center Authority,
                         6.750%, 9/01/19                                                 9/04 at 102            Baa      1,049,660
      2,300,000     Allegheny County (Greater Pittsburgh International
                         Airport), Alternative Minimum Tax, 8.250%, 1/01/16              1/98 at 102            Aaa      2,514,451
                    RHODE ISLAND - 1.8%
      1,610,000     Rhode Island Housing and Mortgage Finance
                         Corporation, Alternative Minimum Tax,
                         8.250%, 10/01/22                                               10/98 at 102            AA+      1,716,984
                    SOUTH CAROLINA - 2.1%
      1,750,000     Charleston County Resource Recovery (Foster Wheeler),
                         Alternative Minimum Tax, 9.250%, 1/01/10                        1/98 at 103              A      1,952,142
                    TEXAS - 10.5%
      1,055,000     Alliance Airport Authority (American Airlines),
                         Alternative Minimum Tax, 7.500%, 12/01/29                      12/00 at 102           Baa2      1,119,450
      4,000,000     Brazos River Authority (Houston Lighting and Power
                         Company), 7.875%, 11/01/18                                     11/96 at 102             A3      4,169,000
      3,000,000     Harris County Toll Road, Senior Lien, 8.300%, 8/15/17
                         (Pre-refunded to 8/15/98)                                       8/98 at 103            AAA      3,405,930
        910,000     Hidalgo County Housing Finance Corporation, Single
                         Family Mortgage (GNMA and FNMA), Alternative
                         Minimum Tax, 7.000%, 10/01/27                                   4/04 at 102            Aaa        927,435
                    WASHINGTON - 4.4%
      1,240,000     Bellingham Housing Authority (Cascade Meadows
                         Project), 7.100%, 11/01/23                                     11/04 at 100             A1      1,300,424
      2,500,000     Yakima-Tieton Irrigation District, 8.400%, 6/01/98
                         (Pre-refunded to 6/01/98)                                       6/98 at 100           Baa1      2,761,474
    $82,175,000     Total Investments - (cost $82,284,987) - 95.3%                                                      88,484,222
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.3%
    $   300,000     North Central Texas Health Facilities Development
    ===========
                         Corporation (Presbyterian Medical Center), Variable
                         Rate Demand Bonds, 3.900%, 12/01/15t                           No Opt. Call         VMIG-1        300,000
                    Other Assets Less Liabilities - 4.4%                                                                 4,066,118
                    Net Assets - 100%                                                                                  $92,850,340
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          10            $23,725,401            27%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           1              1,716,984             2
PORTFOLIO OF                                    A+                            A1           3              7,440,671             8
INVESTMENTS                                  A, A-                     A, A2, A3           6             12,242,660            14
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          16             26,314,498            30
TEMPORARY                             BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           1                964,010             1
INVESTMENTS):                            Non-rated                     Non-rated          10             16,079,998            18
TOTAL                                                                                     47            $88,484,222           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NUV            NMI
ASSETS
Investments in municipal securities, at market value (note 1)       $1,925,175,945   $88,484,222
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                            3,500,000       300,000
Cash                                                                        50,440        84,867
Receivables:
   Interest                                                             47,292,612     1,971,077
   Investments sold                                                     55,231,081     2,620,108
Other assets                                                             1,038,721         5,412
                                                                    --------------   -----------
     Total assets                                                    2,032,288,799    93,465,686
                                                                    --------------   -----------
Liabilities
Payable for investments purchased                                       13,608,602       --
Accrued expenses:
   Management fees (note 6)                                              1,000,147        51,295
   Other                                                                   994,363        71,600
Dividends payable                                                       10,235,375       492,451
                                                                    --------------   -----------
     Total liabilities                                                  25,838,487       615,346
                                                                    --------------   -----------
Net assets (note 7)                                                 $2,006,450,312   $92,850,340
                                                                    ==============   ===========
Shares outstanding                                                     194,959,522     7,755,128
                                                                    ==============   ===========
Net asset value per share outstanding (net assets divided by
   shares outstanding)                                              $        10.29   $     11.97
                                                                    ==============   ===========
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
                                                                          NUV            NMI
Investment Income
Tax-exempt interest income (note 1)                                  $138,518,068    $6,707,029
                                                                     ------------    ----------
Expenses:
   Management fees (note 6)                                            11,820,574       591,564
   Shareholders' servicing agent fees and expenses                        819,014        43,546
   Custodian's fees and expenses                                          197,094        43,672
   Directors' fees and expenses (note 6)                                   26,347           918
   Professional fees                                                       57,529        23,897
   Shareholders' reports--printing and mailing expenses                   566,507        35,457
   Stock exchange listing fees                                            134,989        14,013
   Investor relations expense                                              57,843         3,814
   Other expenses                                                         100,990         8,829
                                                                     ------------    ----------
     Total expenses                                                    13,780,887       765,710
                                                                     ------------    ----------
       Net investment income                                          124,737,181     5,941,319
                                                                     ------------    ----------
Realized and Unrealized Gain
from Investments
Net realized gain from investment transactions (note 3)                15,522,867       237,873
Net change in unrealized appreciation or depreciation
   of investments                                                      74,935,192     3,183,051
                                                                     ------------    ----------
       Net gain from investments                                       90,458,059     3,420,924
                                                                     ------------    ----------
Net increase in net assets from operations                           $215,195,240    $9,362,243
                                                                     ============    ==========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                              NUV                           NMI
                                                                  Year ended       Year ended     Year ended    Year ended
                                                                   10/31/95         10/31/94       10/31/95      10/31/94
Operations
Net investment income                                           $  124,737,181   $  121,943,733   $ 5,941,319   $ 5,948,601
Net realized gain from investment transactions                      15,522,867        5,598,178       237,873       134,281
Net change in unrealized appreciation or depreciation
   of investments                                                   74,935,192     (154,735,638)    3,183,051    (7,067,094)
                                                                --------------   --------------   -----------   -----------
   Net increase (decrease) in net assets from operations           215,195,240      (27,193,727)    9,362,243      (984,212)
                                                                --------------   --------------   -----------   -----------
Distributions to Shareholders (note 1)
From undistributed net investment income                          (126,614,581)    (124,379,738)   (6,059,023)   (6,294,427)
From accumulated net realized gains from investment
   transactions                                                     (5,602,068)     (10,087,141)      --            --
                                                                --------------   --------------   -----------   -----------
   Decrease in net assets from distributions to shareholders      (132,216,649)    (134,466,879)   (6,059,023)   (6,294,427)
                                                                --------------   --------------   -----------   -----------
Capital Share Transactions (note 2)
Net proceeds from sale of shares                                      --            251,676,785       --            --
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions from net investment income
   and from net realized gains from investment transactions          4,460,428       17,703,053       548,302     1,143,113
                                                                --------------   --------------   -----------   -----------
Net increase in net assets derived from capital share
     transactions                                                    4,460,428      269,379,838       548,302     1,143,113
                                                                --------------   --------------   -----------   -----------
   Net increase (decrease) in net assets                            87,439,019      107,719,232     3,851,522    (6,135,526)
Net assets at beginning of year                                  1,919,011,293    1,811,292,061    88,998,818    95,134,344
                                                                --------------   --------------   -----------   -----------
Net assets at end of year                                       $2,006,450,312   $1,919,011,293   $92,850,340   $88,998,818
                                                                ==============   ==============   ===========   ===========
Balance of undistributed net investment income at end of year   $    1,367,050   $    3,244,450   $    63,366   $   181,070
                                                                ==============   ==============   ===========   ===========
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At October 31, 1995, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At October 31, 1995, there were no such purchase commitments in either of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the year ended October 31, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended October 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. Fund Shares
Transactions in shares were as follows:
                                                                                 NUV                           NMI
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                       10/31/95       10/31/94       10/31/95       10/31/94
Shares sold in connection with rights offering*                           --         26,447,315         --             --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                      443,309       1,697,900       46,191         90,804
                                                                        -------      ----------       ------         ------
Net increase                                                            443,309      28,145,215       46,191         90,804
                                                                        =======      ==========       ======         ======

* NUV issued to shareholders of record on December 20, 1993, one non-transferable right for each common share held which entitled shareholders to subscribe for additional shares at the rate of one share for each three rights received. In January, 1994, based on subscriptions received, the Fund issued 26,447,315 additional shares and recorded proceeds of $251,676,785, net of $1,296,779 costs of the offering.

3. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the year ended October
31,1995, were as follows:
                                                                          NUV            NMI
PURCHASES
Investments in municipal securities                                  $244,698,418    $13,334,640
Temporary municipal investments                                       112,100,000     13,400,000
SALES AND MATURITIES
Investments in municipal securities                                   292,550,358     15,809,742
Temporary municipal investments                                       111,600,000     13,100,000
                                                                     ============    ===========
At October 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1995, NMI had an unused capital loss carryover of $184,075 available for federal income tax purposes to be applied against future security gains, if any. If not applied, the carryover will expire in the year
2001.

4. DISTRIBUTIONS TO SHAREHOLDERS
On November 1, 1995, the Funds declared dividend distributions from their ordinary income which were paid December 1, 1995, to shareholders of record on
November 15, 1995, as follows:
                                                                          NUV            NMI
Dividend per share                                                      $.0525         $.0635
                                                                        ======         ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1995, were as follows:
                                                                          NUV            NMI
Gross unrealized:
   Appreciation                                                      $162,141,691    $6,685,674
   Depreciation                                                       (12,220,954)     (486,439)
                                                                     ------------    ----------
Net unrealized appreciation                                          $149,920,737    $6,199,235
                                                                     ============    ==========

6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each
Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                             NUV
For the first $500,000,000                                              .35 of 1%
For the next $500,000,000                                              .325 of 1
For net assets over $1,000,000,000                                       .3 of 1
Average daily net asset value                                             NMI
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1

In addition, NUV pays to the Adviser an annual management fee, payable monthly, based on gross interest income as follows:
Gross interest income                                                     NUV
For the first $50,000,000                                              4.125 of 1%
For the next $50,000,000                                               4.000 of 1
For gross income over $100,000,000                                     3.875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 1995, net assets consisted of:
                                                                          NUV            NMI
Shares, $.01 par value per share                                    $    1,949,595  $     77,551
Paid-in surplus                                                      1,837,690,063    86,694,263
Balance of undistributed net investment income                           1,367,050        63,366
Accumulated net realized gain (loss) from investment transactions       15,522,867      (184,075)
Net unrealized appreciation or depreciation of investments             149,920,737     6,199,235
                                                                    --------------  ------------
   Net assets                                                       $2,006,450,312  $ 92,850,340
                                                                    ==============  ============
Authorized shares:
   Common                                                              350,000,000   200,000,000
                                                                    ==============  ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NUV            NMI
Revenue Bonds:
   Electric Utilities                                                     24%            --%
   Health Care Facilities                                                 10             17
   Pollution Control Facilities                                            6             16
   Transportation                                                         10             15
   Housing Facilities                                                      7             11
   Water / Sewer Facilities                                                5             --
   Other                                                                   6             11
General Obligation Bonds                                                   3              6
Escrowed Bonds                                                            29             24
                                                                         ----           ----
                                                                         100%           100%
                                                                         ====           ====
Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (45% for NUV and 27% for NMI). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of either of the Funds' shares.

All temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

9. Other Matters
In connection with the Rights Offering described in note 2, certain legal actions have been filed by NUV shareholders in federal district court in Chicago against (1) John Nuveen & Co. Incorporated, Nuveen Advisory Corp., and the directors of the Fund, alleging that the defendants violated federal and state laws and the Fund's articles of incorporation in connection with the Rights Offering and (2) the Fund's former outside legal counsel and in-house counsel to John Nuveen & Co. Incorporated alleging, among other things, negligence and professional malpractice. A similar legal action has also been filed by an NUV shareholder in state court in Minnesota against the above defendants (excluding the Fund's former outside counsel) which makes similar allegations. Certain of the claims in these actions are asserted on behalf of the Fund shareholders and certain are asserted on behalf of the Fund. The defendants have denied the allegations and are defending the suits which seek unspecified damages. The Fund's Board of Directors has created a committee, comprised of outside directors who are not defendants in the suits, to investigate the claims being pursued in the Fund's name and to explore all options. The committee has prepared a report of its investigation which will remain confidential until the court rules on certain motions. While there can be no assurance as to the outcome of these suits, based on their current status, Fund management believes that they will not have a material adverse effect on the Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                     Operating performance
                                                               Net
                                                      realized and
                           Net asset                    unrealized    Dividends   Distributions
                               value           Net     gain (loss)     from net            from
                           beginning    investment            from   investment         capital
                           of period        income     investments       income           gains
NUV
Year ended 10/31,
   1995                      $ 9.870         $.640        $.459         $(.650)         $(.029)
   1994                       10.890          .649        (.942)**       (.666)          (.061)
   1993                       10.510          .695         .385          (.690)          (.010)
   1992                       10.430          .709         .133          (.709)          (.053)
   1991                        9.970          .714         .474          (.714)          (.014)
   1990                       10.140          .714        (.140)         (.714)          (.030)
   1989                        9.940          .714         .228          (.717)          (.025)
   1988                        9.140          .682         .800          (.682)             --
6/17/87 to
   10/31/87                    9.350          .162        (.230)         (.131)             --
NMI
Year ended 10/31,
   1995                       11.540          .768         .445          (.783)             --
   1994                       12.490          .775        (.904)         (.821)             --
   1993                       12.060          .821         .429          (.819)          (.001)
3 mos. ended
   10/31/92                   12.410          .205        (.342)         (.213)             --
Year ended 7/31,
   1992                       11.900          .845         .572          (.852)          (.055)
   1991                       11.710          .855         .176          (.841)             --
   1990                       11.810          .842        (.100)         (.842)             --
   1989                       11.150          .828         .649          (.817)             --
4/20/88 to
   7/31/88                    11.210          .151        (.010)         (.095)             --
                                                             Per         Total
                          Organization                     share    investment          Total
                                   and    Net asset       market        return         return
                              offering    value end    value end     on market   on net asset
                                 costs    of period    of period        valuet         valuet
NUV
Year ended 10/31,
   1995                         $  --       $10.290      $ 9.750        11.50%         11.51%
   1994                            --         9.870        9.375       (12.59)         (2.81)
   1993                            --        10.890       11.500        11.16          10.56
   1992                            --        10.510       11.000         8.33           8.33
   1991                            --        10.430       10.875        18.01          12.35
   1990                            --         9.970        9.875         6.28           5.88
   1989                            --        10.140       10.000        11.84           9.86
   1988                            --         9.940        9.625        23.66          16.74
6/17/87 to
   10/31/87                     (.011)        9.140        8.375       (15.10)          (.84)
NMI
Year ended 10/31,
   1995                            --        11.970       11.375        11.95          10.86
   1994                            --        11.540       10.875       (14.77)         (1.08)
   1993                            --        12.490       13.625        11.47          10.69
3 mos. ended
   10/31/92                        --        12.060       13.000        (2.15)         (1.12)
Year ended 7/31,
   1992                            --        12.410       13.500        18.34          12.44
   1991                            --        11.900       12.250         9.58           9.20
   1990                            --        11.710       12.000         7.32           6.57
   1989                            --        11.810       12.000        19.90          13.76
4/20/88 to
   7/31/88                      (.106)       11.150       10.750        (9.65)           .31
                                                        Ratios/Supplemental data
                                                            Ratio of
                                            Ratio of             net
                                         expenses to      investment
                           Net assets        average          income   Portfolio
                       end of period             net     to average     turnover
                       (in thousands)         assets      net assets        rate
NUV
Year ended 10/31,
   1995                    $2,006,450           .70%           6.35%         13%
   1994                     1,919,011           .70            6.31           7
   1993                     1,811,292           .74            6.45           8
   1992                     1,726,311           .77            6.75           8
   1991                     1,689,882           .83            6.98           7
   1990                     1,595,189           .86            7.10           5
   1989                     1,613,404           .89            7.13           7
   1988                     1,572,110           .94            7.12          42
6/17/87 to
   10/31/87                 1,445,069           .80*           4.99*         --
NMI
Year ended 10/31,
   1995                        92,850           .84            6.53          15
   1994                        88,999           .85            6.45          26
   1993                        95,134           .86            6.67           8
3 mos. ended
   10/31/92                    90,854           .90*           6.67*         --
Year ended 7/31,
   1992                        93,216           .76            7.02           2
   1991                        88,384           .69            7.33           3
   1990                        86,359           .72            7.24           7
   1989                        86,535           .73            7.25          35
4/20/88 to
   7/31/88                     81,375           .73*           5.21*         --

* Annualized.
** Includes ($.179) effect of the Fund's Rights Offering of shares at a price below NAV and costs associated with the offering.
t Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Shareholders
Nuveen Municipal Value Fund, Inc.
Nuveen Municipal Income Fund, Inc.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Municipal Value Fund, Inc. and Nuveen Municipal Income Fund, Inc. as of October 31, 1995, and the related statements of operations and changes in net assets for the periods indicated therein and the financial highlights for the periods since 1988. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Municipal Value Fund, Inc. and Nuveen Municipal Income Fund, Inc. at October 31, 1995, and the results of their operations, changes in their net assets for the periods indicated therein and financial highlights for the periods since 1988, in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
December 15, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF1-DEC 95